Insurance (Narrative) (Details) - CAD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2024	Jul. 31, 2023	Oct. 31, 2023
Disclosure Of Amounts Arising From Insurance Contracts [Line Items]
Insurance finance expense	$ 130	$ (18)	$ 310	$ 166
Investment return on securities supporting insurance contracts	117	(24)	283	182
Insurance revenue	1,782	1,611	5,123	4,667
Insurance service expenses	1,669	1,386	4,283	3,668
Other insurance liabilities	142		$ 142		$ 127
Bottom of range [member]
Disclosure Of Amounts Arising From Insurance Contracts [Line Items]
Insurance liabilities, discount rate			4.70%		5.70%
Insurance liabilities, discount rate period			1 year
Top of range [member]
Disclosure Of Amounts Arising From Insurance Contracts [Line Items]
Insurance liabilities, discount rate			4.20%		5.50%
Insurance liabilities, discount rate period			10 years
Property And Casualty Insurance Contracts [Member]
Disclosure Of Amounts Arising From Insurance Contracts [Line Items]
Insurance finance expense	141	(21)	$ 339	179
Insurance revenue	1,416	1,258	4,047	3,616
Insurance service expenses	1,444	$ 1,205	3,648	$ 3,108
Life And Health Insurance Contracts [Member]
Disclosure Of Amounts Arising From Insurance Contracts [Line Items]
Other insurance liabilities	$ 122		$ 122		$ 124